Investments (Long-term Investments, Available-for-sale Investments) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities [Member]
Schedule of Long-term Investments [Line Items]
Fair value	$ 35,884,000	$ 47,644,000
Impairment loss on available-for-sale investments	0	0	$ 0
Listed equity securities [Member]
Schedule of Long-term Investments [Line Items]
Original cost	30,207,000	57,335,000
Gross unrealized gains	7,543,000	9,988,000
Gross unrealized losses	(9,337,000)	(19,679,000)
Provision for decline in value	0	0
Fair value	28,413,000	$ 47,644,000
Debt securities [Member]
Schedule of Long-term Investments [Line Items]
Original cost	7,471,000
Gross unrealized gains	0
Gross unrealized losses	0
Provision for decline in value	0
Fair value	$ 7,471,000